Eaton Vance
Dividend Builder Fund
September 30, 2022
Portfolio of Investments (Unaudited)

Common Stocks — 97.9%
Security	Shares	Value
Banks — 7.0%
JPMorgan Chase & Co.	193,100	$ 20,178,950
PNC Financial Services Group, Inc. (The)	124,900	18,662,558
Truist Financial Corp.	438,100	19,074,874
		$ 57,916,382
Beverages — 4.8%
Coca-Cola Europacific Partners PLC	304,400	$ 12,973,528
PepsiCo, Inc.	167,500	27,346,050
		$ 40,319,578
Biotechnology — 5.1%
AbbVie, Inc.	183,300	$ 24,600,693
Amgen, Inc.	80,900	18,234,860
		$ 42,835,553
Capital Markets — 5.0%
BlackRock, Inc.	23,600	$ 12,986,608
CME Group, Inc.	58,100	10,291,253
Intercontinental Exchange, Inc.	89,800	8,113,430
S&P Global, Inc.	34,300	10,473,505
		$ 41,864,796
Chemicals — 1.9%
FMC Corp.	146,800	$ 15,516,760
		$ 15,516,760
Commercial Services & Supplies — 2.2%
Waste Management, Inc.	115,400	$ 18,488,234
		$ 18,488,234
Communications Equipment — 1.6%
Cisco Systems, Inc.	322,600	$ 12,904,000
		$ 12,904,000
Containers & Packaging — 1.4%
Packaging Corp. of America	106,800	$ 11,992,572
		$ 11,992,572
Diversified Telecommunication Services — 2.0%
Verizon Communications, Inc.	432,600	$ 16,425,822
		$ 16,425,822
Security	Shares	Value
Electric Utilities — 3.5%
Constellation Energy Corp.	154,600	$ 12,861,174
Xcel Energy, Inc.	255,300	16,339,200
		$ 29,200,374
Electrical Equipment — 1.6%
Emerson Electric Co.	185,200	$ 13,560,344
		$ 13,560,344
Energy Equipment & Services — 1.5%
Baker Hughes Co.	604,000	$ 12,659,840
		$ 12,659,840
Equity Real Estate Investment Trusts (REITs) — 3.7%
Healthpeak Properties, Inc.	661,100	$ 15,152,412
Lamar Advertising Co., Class A	184,800	15,244,152
		$ 30,396,564
Food & Staples Retailing — 1.6%
Sysco Corp.	189,800	$ 13,420,758
		$ 13,420,758
Health Care Equipment & Supplies — 4.4%
Abbott Laboratories	179,100	$ 17,329,716
Medtronic PLC	243,500	19,662,625
		$ 36,992,341
Health Care Providers & Services — 2.4%
Elevance Health, Inc.	44,400	$ 20,168,256
		$ 20,168,256
Household Products — 2.4%
Procter & Gamble Co. (The)	160,400	$ 20,250,500
		$ 20,250,500
Independent Power and Renewable Electricity Producers — 2.2%
NextEra Energy Partners, L.P.(1)	255,300	$ 18,460,743
		$ 18,460,743
Insurance — 5.5%
Allstate Corp. (The)	193,200	$ 24,059,196
American Financial Group, Inc.	176,800	21,734,024
		$ 45,793,220

Eaton Vance
Dividend Builder Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Interactive Media & Services — 0.8%
Alphabet, Inc., Class A(2)	70,000	$ 6,695,500
		$ 6,695,500
IT Services — 4.2%
Automatic Data Processing, Inc.	84,700	$ 19,158,293
Broadridge Financial Solutions, Inc.	110,600	15,961,792
		$ 35,120,085
Life Sciences Tools & Services — 2.7%
Danaher Corp.	87,700	$ 22,652,033
		$ 22,652,033
Machinery — 3.3%
Illinois Tool Works, Inc.	100,700	$ 18,191,455
Westinghouse Air Brake Technologies Corp.	108,500	8,826,475
		$ 27,017,930
Media — 3.1%
Comcast Corp., Class A	625,300	$ 18,340,049
Interpublic Group of Cos., Inc. (The)	297,300	7,610,880
		$ 25,950,929
Multi-Utilities — 2.1%
Sempra Energy	114,600	$ 17,183,124
		$ 17,183,124
Pharmaceuticals — 6.1%
Bristol-Myers Squibb Co.	375,700	$ 26,708,513
Pfizer, Inc.	549,200	24,032,992
		$ 50,741,505
Professional Services — 1.9%
Booz Allen Hamilton Holding Corp.	170,800	$ 15,773,380
		$ 15,773,380
Road & Rail — 1.7%
Union Pacific Corp.	70,400	$ 13,715,328
		$ 13,715,328
Semiconductors & Semiconductor Equipment — 5.9%
Broadcom, Inc.	46,600	$ 20,690,866
Lam Research Corp.	32,100	11,748,600
Texas Instruments, Inc.	107,700	16,669,806
		$ 49,109,272
Security	Shares	Value
Software — 1.4%
Microsoft Corp.	50,467	$ 11,753,764
		$ 11,753,764
Specialty Retail — 4.1%
Bath & Body Works, Inc.	171,800	$ 5,600,680
Best Buy Co., Inc.	126,600	8,018,844
Home Depot, Inc. (The)	73,500	20,281,590
		$ 33,901,114
Wireless Telecommunication Services — 0.8%
T-Mobile US, Inc.(2)	50,400	$ 6,762,168
		$ 6,762,168
Total Common Stocks (identified cost $847,985,417)		$815,542,769

Short-Term Investments — 2.1%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.80%(3)	17,827,333	$ 17,827,333
Total Short-Term Investments (identified cost $17,827,333)		$ 17,827,333
Total Investments — 100.0% (identified cost $865,812,750)		$833,370,102
Other Assets, Less Liabilities — (0.0)%(4)		$ (61,676)
Net Assets — 100.0%		$833,308,426
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at September 30, 2022. The aggregate market value of securities on loan at September 30, 2022 was $354,319 and the total market value of the collateral received by the Fund was $369,047, comprised of U.S. government and/or agencies securities.
(2)	Non-income producing security.
(3)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of September 30, 2022.
(4)	Amount is less than (0.05)%.

Eaton Vance
Dividend Builder Fund
September 30, 2022
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at September 30, 2022.
Affiliated Investments
At September 30, 2022, the value of the Fund's investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Liquidity Fund) and Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund) was $17,827,333, which represents 2.1% of the Fund's net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended September 30, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Short-Term Investments
Cash Reserves Fund	$1,120,031	$21,224,470	$(22,344,333)	$(168)	$ —	$ —	$1,033	—
Liquidity Fund	—	63,212,215	(45,384,882)	—	—	17,827,333	81,652	17,827,333
Total				$(168)	$ —	$17,827,333	$82,685
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At September 30, 2022, the hierarchy of inputs used in valuing the Fund's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$815,542,769*	$ —	$ —	$815,542,769
Short-Term Investments	17,827,333	—	—	17,827,333
Total Investments	$833,370,102	$ —	$ —	$833,370,102
*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semiannual or annual report to shareholders.
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